15008658

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 01 2016

Washington, DC 20549

CERT NAS
File No. 001-37688

Electronic Mail Only

February 1st, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 29th, 2016 The Nasdaq Stock Market (the "Exchange") received from Advanced Inhalation Therapies (AIT) Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of two Ordinary Shares, no par value, and three Warrants each to purchase one Ordinary Share, no par value
Warrants to purchase Ordinary Shares, no par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery